UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 13F

-FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hutchens Investment Management, Inc.
Address:    175 Main Street
            P. O. Box 1549
            New London, NH  03257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons signing this Report on Behalf of Reporting Manager:

Name:     Peter D. Field
Title:    Vice President
Phone:    603-526-4104
Signature, Place, and Date of Signing:

     Peter D. Field       New London, NH       August 6, 2001

Report Type (Check only one.):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.










                           FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   94

Form 13F Information Table Value Total:    $320,269

           ITEM 1             ITEM 2     ITEM 3    ITEM 4   ITEM 5       ITEM 6             ITEM 7            ITEM 8
NAME OF ISSUER       TITLE OF CL CUSIP #  FAIR MKT V SHARE  (A) SO(B) SHARE(C) SHAREManagers           VOTING AUTHORITY SHARES
                                                                         AS DEF IN  OTHER  See Instr (A)SOLE  (B)SH(C)NONE
                                                                          INST. 5
Abbott Labs                 Common     002824100     $9,340  194580  x                                  114150        80430
Air Products & Chemicals    Common     009158106       $568   12425  x                                    4700         7725
Albertsons Inc              Common     013104104     $5,541  184755  x                                  104450        80305
Ambac Financial Group, Inc. Common     023139108     $1,097   18850  x                                    7350        11500
Ameren Corp.                Common     023608102       $821   19225  x                                    7200        12025
American Electric Power     Common     025537101       $735   15925  x                                    6000         9925
American Int'l Group        Common     026874107       $261    3076  x                                       0         3076
Amgen, Inc                  Common     031162100       $210    3460  x                                       0         3460
Anheuser-Busch              Common     035229103     $9,566  232184  x                                  129975       102209
AOL Time Warner             Common     00184A105     $4,854   91580  x                                   40375        51205
Atmel Corp.                 Common     049513104       $364   27000  x                                   27000            0
B.F.Goodrich Company        Common      382388106      $730   19225  x                                    7300        11925
Bellsouth Corp              Common     079860102     $3,209   79692  x                                   59500        20192
Biogen, Inc.                Common     090597105     $3,586   65975  x                                   28725        37250
Biomet Inc.                 Common     090613100       $336    7000  x                                    7000            0
BJ's Wholesale Club, Inc.   Common     05548J106       $612   11500  x                                    4600         6900
Bristol-Myers/Squibb        Common     110122108       $203    3890  x                                       0         3890
Broadcom Corp               Common      111320107    $1,397   32670                                      14675        17995
Brunswick Corp.             Common     117043109       $900   37450  x                                   15500        21950
Burlington Nor/Santa Fe     Common     12189T104       $516   17020  x                                     425        16595
Burlington Res Inc.         Common     122014103       $614   15450  x                                    5000        10450
Charter One Financial, Inc. Common     160903100     $3,141   98475  x                                   65700        32775
Chevron                     Common     166751107     $8,969   99106  x                                   65475        33631
Cisco Systems,Inc.          Common     17275R102       $951   52247  x                                   23338        28909
CMS Energy Corp             Common     125896100       $437   15675  x                                       0        15675
Compuware Corp              Common     205638109       $727   52000  x                                   22200        29800
Conectiv, Inc.              Common     206829103       $880   40750  x                                   20000        20750
Cooper Tire & Rubber        Common     216831107       $780   54900  x                                   18800        36100
Corning Inc.                Common     219350105     $1,250   74835  x                                   29625        45210
Cummins Engine              Common     231021106       $454   11725  x                                       0        11725
Cypress Semiconductor C     Common     232806109       $370   15500  x                                   15500            0
Danaher Corp                Common     235851102       $593   10586  x                                       0        10586
EMC Corp                    Common     268648102     $1,075   36739  x                                   15819        20920
Emerson Electric            Common     291011104     $9,968  164768  x                                   91525        73243
Engelhard Corp.             Common     292845104       $768   29775  x                                   12500        17275
Equifax                     Common     294429105       $972   26500  x                                   10700        15800
Exelon Corp.                Common     30161N101     $8,647  134850  x                                   75925        58925
Fairchild Semicnd Intl Cl A Common     303726103     $7,152  310970  x                                  178475       132495
Federal Home Loan Mtg.      Common     313400301    $11,940  175460  x                                  106350        69110
Federal Nat'l Mtg           Common     313586109     $9,237  108480  x                                   67875        40605
First Data Corp.            Common     319963104     $7,529  116995  x                                   64050        52945
Firstenergy Corp.           Common     337932107     $6,504  202225  x                                  111850        90375
FleetBoston Financial Corp. Common     339030108     $5,722  145055  x                                   89250        55805
Ford Motor                  Common     345370860     $8,810  358854  x                                  218886       139968
FX Energy Inc               Common     302695101        $29   10000                                          0        10000
Gannett Co                  Common     364730101    $10,736  162916  x                                   95150        67766
Gemstar- TV Guide Intl Inc. Common     36866W106     $1,129   26513  x                                       0        26513
General Dynamics Corp       Common     369550108     $6,442   82785  x                                   36800        45985
Global Crossing, Ltd        Common     G3921A100       $868   45975  x                                   21600        24375
Golden West Financial Corp  Common     381317106       $723   11250  x                                       0        11250
Hershey Foods               Common     427866108     $9,184  148820  x                                   87175        61645
Hormel Foods Corp           Common     440452100       $825   33875  x                                   11400        22475
Host Marriott Corp.         Common     44107P104       $766   61150  x                                   23000        38150
Intel Corp.                 Common     458140100       $242    8261  x                                       0         8261
Int'l Business Machines     Common     459200101     $4,258   37679  x                                   16500        21179
Int'l Flavors & Fragrances  Common     459506101       $738   29350  x                                       0        29350
J.P. Morgan Chase & Co.     Common     46625H100     $4,640  104035  x                                   81575        22460
Johnson & Johnson           Common     478160104     $9,492  189830  x                                   98850        90980
Kerr-McGee                  Common     492386107       $886   13375  x                                    5000         8375
Knight Ridder Inc           Common     499040103       $845   14250  x                                    5900         8350
L-3 Communications          Common     502424104       $746    9775  x                                    3700         6075
Lehman Br Holdings          Common     524908100     $7,551   97760  x                                   58250        39510
Liz Claiborne Inc.          Common     539320101     $8,428  167055  x                                   91600        75455
Merck                       Common     589331107     $7,751  121276  x                                   70690        50586
Metlife Inc Com             Common     59156R108     $4,622  149198  x                                  117900        31298
Microsoft Corp.             Common     594918104     $4,831   66178  x                                   26875        39303
Minnesota Mining & Mfg.     Common     604059105     $8,833   77418  x                                   44375        33043
Morgan Stanley Dean Witter &Common     617446448     $7,352  114460  x                                   65400        49060
NRG Energy Inc Com          Common     629377102     $5,726  259350  x                                  137325       122025
Oracle                      Common     68389X105     $3,461  182152  x                                   97100        85052
Peregrine Pharmaceuticals   Common     713661106        $39   15000  x                                   15000            0
Pfizer                      Common     717081103     $3,094   77250  x                                   35675        41575
Phillips Petroleum          Common     718507106     $9,576  168005  x                                  101750        66255
Pioneer Natural Resources   Common     723787107       $643   37700  x                                   21500        16200
PPG Industries              Common     693506107     $1,967   37425  x                                   29100         8325
Purchasepro.Com, Inc.       Common     746144104        $25   16666  x                                       0        16666
QSound Labs, Inc.           Common     74728C109        $84   50000  x                                       0        50000
Qualcomm, Inc.              Common     747525103     $5,097   87165  x                                   40885        46280
Reliant Energy Inc.         Common     75952J108     $6,478  201120  x                                  118300        82820
SBC Communications          Common     78387G103     $3,592   89658  x                                   70230        19428
Scient Corp.                Common     80864H109        $18   19000  x                                       0        19000
Sherwin-Williams            Common     824348106       $337   15200  x                                       0        15200
Sonus Networks Inc Com      Common     835916107       $596   25525  x                                   11625        13900
Sprint Corp. (PCS Group)    Common     852061506       $871   36075  x                                   16125        19950
Sun Microsystems            Common     866810104     $4,574  290958  x                                  110157       180801
Texaco, Inc.                Common     881694103       $623    9350  x                                       0         9350
Torchmark Corp              Common     891027104     $1,076   26750  x                                    9000        17750
United Technologies         Common     913017109     $8,825  120460  x                                   71400        49060
Verizon Communications      Common     92343V104       $413    7727  x                                    5400         2327
Wal-Mart Stores             Common     931142103       $222    4558  x                                    1375         3183
Washington Mutual Inc.      Common     939322103    $12,413  330570  x                                  190450       140120
Webster Financial Corp.     Common     947890109       $685   20900  x                                       0        20900
Wellpoint Health Ntwk.      Common     94973H108     $5,580   59210  x                                   28350        30860
Column Total                                       $320,269